SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long lived assets		$ 3,584	$ 2,148
United States
Segment Reporting Information [Line Items]
Long lived assets		929	606
Israel
Segment Reporting Information [Line Items]
Long lived assets		2,418	1,336
United Kingdom
Segment Reporting Information [Line Items]
Long lived assets		155	143
EMEA
Segment Reporting Information [Line Items]
Long lived assets	[1]	22	15
Other
Segment Reporting Information [Line Items]
Long lived assets		$ 60	$ 48

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel